FINANCE LEASES -Financial position (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases
Current	$ 823,587	$ 997,262
Non-current	534,678	786,411
Total	1,358,265	1,783,673
Land and buildings [member]
Leases
Right-of-use assets	$ 3,164,345	$ 3,240,606